REPORTABLE SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting Information [Line Items]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,575,486	$771,907	$4,738,558	$9,085,951
Total liabilities	$3,037,783	$33,144	$3,390,806	$6,461,733
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,655,745	$—	$5,810	$8,661,555
Gains / (losses) from operations	55,470	—	339,624	395,094
Revenues and gains / (losses) from operations	8,711,215	—	345,434	9,056,649

Transaction expenses	8,596,478	—	33,462	8,629,940
Impairment of digital assets	43,307	—	84,170	127,477
Compensation and benefits	45,347	—	19,622	64,969
Notes interest expense	—	—	14,240	14,240
Depreciation and amortization	3,560	—	3,898	7,458
Other expenses	25,058	—	21,114	46,172
Operating expenses	8,713,750	—	176,506	8,890,256

Unrealized gain / (loss) on notes payable – derivative	—	—	(125,150)	(125,150)
Other income / (expense), net	—	—	918	918
Total other income / (expense)	—	—	(124,232)	(124,232)

Net income / (loss) for the period, before taxes	$(2,535)	$—	$44,696	$42,161
Income tax benefit	—	—	11,470	11,470
Net income / (loss) for the period	$(2,535)	$—	$33,226	$30,691
Income and expenses by each of the reportable segments for the three months ended June 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,858,973	$—	$23,918	$8,882,891
Gains / (losses) from operations	(3,073)	—	(15,107)	(18,180)
Revenues and gains / (losses) from operations	8,855,900	—	8,811	8,864,711

Transaction expenses	8,810,103	—	24,733	8,834,836
Impairment of digital assets	10,333	—	46,614	56,947
Compensation and benefits	45,374	—	15,879	61,253
Notes interest expense	—	—	7,040	7,040
Depreciation and amortization	3,182	1,800	5,974	10,956
Other expenses	17,932	—	14,426	32,358
Operating expenses	8,886,924	1,800	114,666	9,003,390

Unrealized loss on notes payable - derivative	—	—	(2,573)	(2,573)
Other income / (expense), net	—	—	1,612	1,612
Total other income / (expense)	—	—	(961)	(961)

Net income / (loss) for the year, before taxes	$(31,024)	$(1,800)	$(106,816)	$(139,640)
Income tax expense / (benefit)	—	—	(14,044)	(14,044)
Net income / (loss) for the period	$(31,024)	$(1,800)	$(92,772)	$(125,596)
Income and expenses by each of the reportable segments for the six months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$21,627,274	$—	$10,487	$21,637,761
Gains / (losses) from operations	147,840	—	126,923	274,763
Revenues and gains / (losses) from operations	21,775,114	—	137,410	21,912,524

Transaction expenses	21,517,337	—	59,612	21,576,949
Impairment of digital assets	121,615	—	118,291	239,906
Compensation and benefits	84,173	1,263	36,486	121,922
Notes interest expense	—	—	28,311	28,311
Depreciation and amortization	7,115	1,251	11,705	20,071
Other expenses	43,879	385	106,529	150,793
Operating expenses	21,774,119	2,899	360,934	22,137,952

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	—	—	1,590	1,590
Total other income / (expense)	—	—	(33,954)	(33,954)

Net income / (loss) for the period, before taxes	$995	$(2,899)	$(257,478)	$(259,382)
Income tax expense / (benefit)	—	—	5,358	5,358
Net income / (loss) for the period	$995	$(2,899)	$(262,836)	$(264,740)
Income and expenses by each of the reportable segments for the six months ended June 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$18,161,542	$—	$56,721	$18,218,263
Net gain/ (loss) on digital assets	(40,158)	—	364,536	324,378
Net gain / (loss) on investments	2,520	—	(40,989)	(38,469)
Net gain / (loss) on derivatives trading	101,523	—	87,439	188,962
Gains / (losses) from operations
Revenues and gains / (losses) from operations	18,225,427	—	467,707	18,693,134

Transaction expenses	18,073,294	—	49,632	18,122,926
Impairment of digital assets	19,267	—	63,206	82,473
Compensation and benefits	87,649	—	34,675	122,324
Notes interest expense	—	—	14,016	14,016
Depreciation and amortization	4,489	3,474	12,493	20,456
Other expenses	31,982	—	30,682	62,664
Operating expenses	18,216,681	3,474	204,704	18,424,859

Unrealized loss on notes payable - derivative	—	—	(12,286)	(12,286)
Other income / (expense), net	—	—	1,825	1,825
Total other income / (expense)	—	—	(10,461)	(10,461)

Net income / (loss) for the year, before taxes	$8,746	$(3,474)	$252,542	$257,814
Income tax expense / (benefit)	—	—	(4,717)	(4,717)
Net income / (loss) for the period	$8,746	$(3,474)	$257,259	$262,531

Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Schedule of Reporting Information by Segment
Assets and liabilities by each of the reportable segments as of December 31, 2024 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Assets and liabilities by each of the reportable segments as of December 31, 2023 are as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$1,978,031	$114,529	$1,501,720	$3,594,280
Total liabilities	$1,679,765	$—	$203,344	$1,883,109
Income and expenses by each of the reportable segments for the year ended December 31, 2024 is as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$42,497,063	$—	$99,610	$42,596,673
Net gain / (loss) on digital assets	57,560	—	576,997	634,557
Net gain / (loss) on investments	17,425	—	241,366	258,791
Net gain / (loss) on derivatives trading	168,355	—	99,414	267,769
Revenues and gains / (losses) from operations	42,740,403	—	1,017,387	43,757,790

Transaction expenses	42,437,298	—	304,478	42,741,776
Compensation and benefits	175,925	—	89,666	265,591
Notes interest expense	—	—	30,804	30,804
Depreciation and amortization	11,446	7,497	27,949	46,892
Other expenses	68,725	—	245,266	313,991
Operating expenses	42,693,394	7,497	698,163	43,399,054

Operating income	47,009	(7,497)	319,224	358,736

Unrealized gain / (loss) on notes payable – derivative	—	—	(31,727)	(31,727)
Other income / (expense), net	—	—	2,774	2,774
Total other income / (expense)	—	—	(28,953)	(28,953)

Net income / (loss) for the period, before taxes	$47,009	$(7,497)	$290,271	$329,783
Income tax benefit	—	—	(16,939)	(16,939)
Net income / (loss) for the period	$47,009	$(7,497)	$307,210	$346,722
Income and expenses by each of the reportable segments for the year ended December 31, 2023 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$51,565,491	$—	$61,288	$51,626,779
Net gain / (loss) on digital assets	22,527	—	310,923	333,450
Net gain / (loss) on investments	—	—	97,827	97,827
Net gain / (loss) on derivatives trading	65,380	—	86,203	151,583
Revenues and gains / (losses) from operations	51,653,398	—	556,241	52,209,639

Transaction expenses	51,509,381	—	83,042	51,592,423
Compensation and benefits	148,909	—	70,347	219,256
Notes interest expense	—	—	27,285	27,285
Depreciation and amortization	4,344	5,548	13,053	22,945
Other expenses	44,854	—	48,710	93,564
Operating expenses	51,707,488	5,548	242,437	51,955,473

Operating income	(54,090)	(5,548)	313,804	254,166

Unrealized gain / (loss) on notes payable – derivative	—	—	(9,603)	(9,603)
Other income / (expense), net	—	—	(135)	(135)
Total other income / (expense)	—	—	(9,738)	(9,738)

Net income / (loss) for the period, before taxes	$(54,090)	$(5,548)	$304,066	$244,428
Income tax expense	—	—	15,914	15,914
Net income / (loss) for the period	$(54,090)	$(5,548)	$288,152	$228,514
Income and expenses by each of the reportable segments for the year ended December 31, 2022 is as follows (recast based on adoption of ASU 2023-07):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$119,785,259	$—	$40,588	$119,825,847
Net gain / (loss) on digital assets	(289,497)	—	1,227,862	938,365
Net gain / (loss) on investments	—	—	(464,918)	(464,918)
Net gain / (loss) on derivatives trading	100,341	—	92,217	192,558
Revenues and gains / (losses) from operations	119,596,103	—	895,749	120,491,852

Transaction expenses	119,437,498	—	1,558,433	120,995,931
Compensation and benefits	134,550	—	81,651	216,201
Notes interest expense	—	—	37,029	37,029
Depreciation and amortization	—	—	12,852	12,852
Other expenses	95,578	—	83,481	179,059
Operating expenses	119,667,626	—	1,773,446	121,441,072

Operating income	(71,523)	—	(877,697)	(949,220)

Change in fair value of warrant liability	—	—	20,322	20,322
Unrealized gain / (loss) on notes payable – derivative	—	—	57,998	57,998
Other income / (expense), net	—	—	26,480	26,480
Total other income / (expense)	—	—	104,800	104,800

Net income / (loss) for the period, before taxes	$(71,523)	$—	$(772,897)	$(844,420)
Income tax benefit	—	—	(28,291)	(28,291)
Net income / (loss) for the period	$(71,523)	$—	$(744,606)	$(816,129)
Net income / (loss) attributed to:
Redeemable noncontrolling interests	—	—	(97,219)	(97,219)
Unit holders of the Company	$(71,523)	$—	$(647,387)	$(718,910)